Supplement to the
Natural Gas Portfolio
April 29, 2017
As Revised October 20, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Natural Gas Portfolio has been removed.

GAS-SUM-17-02 1.9881354.101	November 17, 2017